Subsequent Events (Details of Share Repurchasing) (Detail) - JPY (¥)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 21, 2017	Apr. 21, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Subsequent Event [Line Items]
Acquisition of treasury stock			¥ 12,128,000,000	¥ 2,000,000	¥ 3,423,000,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Acquisition of treasury stock, shares	23,448,500	29,993,100
Acquisition of treasury stock	¥ 39,108,901,400	¥ 49,999,872,350
Acquisition method	Open market purchase on the Tokyo Stock Exchange	Open market purchase on the Tokyo Stock Exchange
Subsequent Event | Common Stock | Minimum
Subsequent Event [Line Items]
Acquisition period	Apr. 01, 2017	Oct. 27, 2016
Subsequent Event | Common Stock | Maximum
Subsequent Event [Line Items]
Acquisition period	Apr. 21, 2017	Apr. 21, 2017